Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	$ 1,480
Assets held for sale	176,247	22,364
Investment in term loans	211,579	117,820
Loans to equity accounted investees and joint venture partners	37,019	139,183
Loans to equity accounted investees and joint venture partners - Long-term	132,229	67,720
Liabilities associated with assets held for sale	168,007	0
Long-term debt	(6,109,470)	(5,559,714)
Fair Value Asset (Liability) [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,376,829)	(949,326)
Fair Value Asset (Liability) [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities associated with assets held for sale	168,007	0
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(4,582,274)	(4,329,117)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans	209,570	186,048
Loans to equity accounted investees and joint venture partners	37,019	139,183
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	1,119,966	1,178,118
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	91,415	165,688
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - liabilities	(410,470)	(667,825)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(52,219)	13,886
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	(1,480)	2,885
Fair Value Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	17,250	287,983
Assets held for sale	176,247	22,364
Carrying Amount Asset (Liability) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity accounted investees and joint venture partners - Long-term	132,229	67,720
Carrying Amount Asset (Liability) [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,313,358)	(914,338)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities associated with assets held for sale	168,007	0
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(4,796,112)	(4,645,376)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans	211,579	188,756
Loans to equity accounted investees and joint venture partners - Current	37,019	139,183
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	1,119,966	1,178,118
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	91,415	165,688
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - liabilities	(410,470)	(667,825)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(52,219)	13,886
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	(1,480)	2,885
Carrying Amount Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	17,250	287,983
Assets held for sale	$ 176,247	$ 22,364